Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares, common stock, warrants	310,897	476,673	3,518,110	726,910
Cashless exercise of warrants	380,511	581,895	5,148,811	2,900,000
Conversion of Series B Preferred Stock to common stock, shares		20	60
Series B Convertible Preferred Stock into shares of common stock		26,666	80,000
Issuance of shares, common stock, options		49,685
Cashless exercise of stock option		60,000
Interest capitalized	$ 4